Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Schedule of Investments
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 62.1%	Shares	Value
iShares 20+ Year Treasury Bond ETF (a)(b)	76,940	$6,789,955
TOTAL EXCHANGE TRADED FUNDS (Cost $6,811,318)		6,789,955

U.S. TREASURY SECURITIES - 37.5%	Par	Value
United States Treasury Note/Bond, 4.25%, 08/15/2054	4,474,000	4,093,361
TOTAL U.S. TREASURY SECURITIES (Cost $4,221,383)		4,093,361

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (c)	9,921	9,921
TOTAL SHORT-TERM INVESTMENTS (Cost $9,921)		9,921

TOTAL INVESTMENTS - 99.7% (Cost $11,042,622)		10,893,237
Other Assets in Excess of Liabilities - 0.3%		33,058
TOTAL NET ASSETS - 100.0%		$10,926,295
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Call Options - (0.3)%
iShares 20+ Year Treasury Bond ETF, Expiration: 07/03/2025; Exercise Price: $88.00 (a)(b)	$(5,674,475)	(643)	$(35,751)
TOTAL WRITTEN OPTIONS (Premiums received $12,860)			$(35,751)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Bloomberg U.S. Treasury 12% Premium Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	6,789,955	–	–	6,789,955
U.S. Treasury Securities	–	4,093,361	–	4,093,361
Money Market Funds	9,921	–	–	9,921
Total Investments	6,799,876	4,093,361	–	10,893,237

Liabilities:
Investments:
Written Options	–	(35,751)	–	(35,751)
Total Investments	–	(35,751)	–	(35,751)

Refer to the Schedule of Investments for further disaggregation of investment categories.